Organization and Description of Business	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
1. Organization and Description of Business
Better Therapeutics, Inc. (the “Company” or “Better”), a Delaware corporation, is a prescription digital therapeutics company developing a clinically validated, software-based novel form of cognitive behavioral therapy (“CBT”) to address the root causes of cardiometabolic diseases (“CMDx”). The Company’s mission is to advance human health through the power of behavior change. The Company is developing a proprietary platform of U.S. Food and Drug Administration (“FDA)” regulated, software-based prescription digital therapeutics (“PDTs”) for the treatment of cardiometabolic diseases by addressing the underlying causes of the diseases. The Company’s initial development efforts are focused on type 2 diabetes (“T2D”), hypertension, hyperlipidemia, non-alcoholic
fatty liver disease (“NAFLD”),
non-alcoholic
steatohepatitis (“NASH”) and chronic kidney disease (“CKD”). Founded in 2015, the Company is led by executives that have track records of building multi-billion dollar businesses and extensive industry experience in developing and commercializing therapeutics.
The Company’s lead product candidate,
BT-001,
completed a
first-in-class
open label, randomized, controlled, parallel group clinical trial for the treatment of patients with T2D in July 2022 and successfully met its primary and secondary endpoints as well as a host of exploratory endpoints. The Company submitted a de novo
classification request to the FDA in September 2022, seeking marketing authorization of
BT-001
for the treatment of adult patients with T2D and in October 2022, the FDA notified the Company that its de novo
classification request was accepted for substantive review. A portion of the Company’s data was published in the peer reviewed journal Diabetes Care in October 2022. As part of the typical de novo
review process as expected by the Company, in February 2023, the Company received a Request for Additional Information from the FDA notifying it that, after review of the Company’s submission, the FDA determined that additional information is required and placed the review on hold. The letter outlined the FDA’s view that the Company’s submission has a number of deficiencies, classified into major and minor deficiencies. The Company requested a meeting with the FDA to clarify several of the major deficiencies noted as well as to seek guidance on its options to address them. That meeting also took place in February. During the meeting the FDA provided helpful context, clarifications and guidance, and the Company is now compiling its response to address the FDA’s comments. The Company believes it can address the FDA’s questions, and its previously provided guidance that it anticipates the FDA’s decision by the middle of 2023 remains unchanged. If the Company is unable to resolve the deficiencies, it may need to amend the indications for use for which it is seeking authorization and/or conduct another clinical trial, and the authorization and commercial launch of
BT-001
could be significantly delayed or the authorization could be denied.
The Company also achieved positive
top-line
results in its LivVita study, a first-ever clinical study evaluating the feasibility of its digitally delivered CBT to reduce liver fat and improve liver disease biomarkers as a potential treatment for NAFLD and NASH. Currently, there is no FDA approved treatment for these conditions, which affect one in four Americans and cause approximately $
100
 billion in direct medical costs annually. Because of the significant unmet medical need, the Company intends to apply for breakthrough device designation from the FDA for its investigational
CBT-based
treatment platform for these indications in the first half of 2023. The Company also plans to use data from this study and the exploratory endpoints from the
BT-001
pivotal trial to inform the potential initiation of additional pivotal trials in support of seeking FDA authorization in CMDx indications beyond T2D.
The Company also initiated real world evidence studies to evaluate the long-term effectiveness and healthcare utilization changes associated with the use of
BT-001
for the treatment of T2D. The randomized, controlled, multi-site studies are expected to enroll patients for a treatment period of at least 12 months. Change in A1c and healthcare resource utilization will be evaluated and compared to usual care. Interim study results are expected to be reported in the fourth quarter of 2023, once a sufficient number of patients have completed an incremental 180 days of treatment. The study seeks to provide payers and providers with long-term data related to usage and outcomes in a real-world setting.
We are a remote, “fully distributed” company, and do not have offices.
Liquidity and Capital Resources
The Company is in the development stage and its activities have consisted principally of raising capital and performing research and development. Since inception the Company has incurred significant losses from operations. As of December 31, 2022, the Company had cash of $
15.7
 million and an accumulated deficit of $
111.5
 million. The Company incurred a net loss of $
39.8
 million and used $
28.9
 million of cash in operating activities during the year ended December 31, 2022. The Company incurred a net loss of $
40.3
 million and used $
30.8
 million of cash in operating activities during the year ended December 31, 2021. The Company’s primary use of cash is to fund operating expenses, which consist predominantly of research and development expenses related to its lead product candidate,
BT-001,
real world evidence programs and general and administrative expenses. Cash used to fund operating expenses is impacted by the timing of when the Company pays these expenses, as reflected in the change in its outstanding accounts payable and accrued expenses.
The Company has incurred negative cash flows from operating activities and investing activities and significant losses from operations in the past. The Company expects to incur substantial expenses in the foreseeable future for the development and potential commercialization of its product candidates, ongoing internal research and development programs and general and administrative activities. At this time, the Company cannot reasonably estimate the nature, timing or aggregate amount of costs for its development, potential commercialization, internal research and development programs and general and administrative activities. However, in order to complete its planned product development, and to complete the process of obtaining regulatory authorization or clearance for its product candidates, as well as to build the sales, marketing and distribution infrastructure that it believes will be necessary to commercialize its product candidates, if approved, the Company will require substantial additional funding in the future. Under its current operating plan, the Company believes it has sufficient capital to fund its operations through the first quarter of 2023. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. The Company plans to seek additional funding through various financing sources, including the sale of our equity and/or debt securities, and it is exploring other non-dilutive
options. If the Company is unable to obtain additional funding, or if it is unable to raise additional capital in sufficient amounts or on terms acceptable to it, the Company may have to significantly delay, reduce or terminate its product development programs or plans for commercialization. The Company could also be required to limit or terminate its operations, make reductions in its workforce, discontinue its development programs, liquidate all or portion of its assets or pursue other strategic alternatives.
Significant Risks and Uncertainties
The Company is subject to those risks common in its industry and also those risks common to early-stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products, technological obsolescence, competition, dependence on key personnel, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.
At this time, there remains uncertainty relating to the
COVID-19
pandemic and economic and political developments, including the conflict in Ukraine, rising interest and high inflation, and the impact of related responses. Any impact on the Company’s business, results of operations and financial condition will largely depend on future developments, which are highly uncertain and cannot be predicted with confidence, such as the duration of the pandemic, business disruptions and the ultimate impact of
COVID-19
and economic and political developments on financial markets and the global economy.